Trade Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Net [Abstract]
Bad debt expense	$ 4,499	$ 4,532	$ 3,022